[CAPITAL BUILDING GRAPHIC]


LIBERTY MUNICIPAL MONEY MARKET FUND        Semiannual report

  December 31, 2001

President's Letter

DEAR SHAREHOLDER,

I want to take this opportunity to let you know that the sale of Liberty Financial's asset management companies--including Stein Roe & Farnham Incorporated, the investment advisor of your fund--was completed effective November 1, 2001. In light of this change and recent turmoil in the markets, I think it is important to assure you that your fund continues to follow the same solid investment principles which attracted you in the first place.

It became clear we were in a recession during the second half of 2001, as the nation's economic growth decreased, corporate earnings continued to suffer and unemployment claims increased. In an attempt to limit the depth of this downturn, the Federal Reserve Board (the "Fed") lowered interest rates an unprecedented 11 times during 2001, reducing its federal funds rate from 6.5% to 1.75% through December. Money market yields fell with interest rates, producing the lowest yields since money markets were created.

The bond market experienced volatility during the period, even as equity markets suffered through more severe turbulence. On October 31, 2001, the Treasury Department announced its decision to stop selling its 30-year bond, adding more uncertainty to the market. To finish the year, a fourth-quarter surge in the stock market prompted some investors to move money out of bond and money market funds into stock funds. Overall, municipal bond yields fell somewhat during the period. In contrast, shorter-term municipal money markets saw yields decline in lockstep with declining interest rates, reaching historic lows at year-end as investors either sat out an uncertain fixed income market or sought higher returns by investing in other market sectors.

We invite you to read the following report for more specific information about your fund's performance and investment strategy during the period. As always, thank you for investing in Liberty Municipal Money Market Fund. We look forward to serving your investment needs.

Sincerely,

/s/ Keith T. Banks
Keith T. Banks

President

MEET THE NEW PRESIDENT

Effective November 1, 2001, Mr. Keith Banks has taken on the position of president of Stein Roe. Mr. Banks is currently chief investment officer and chief executive officer of Fleet Asset Management, a position he has held since 2000. Prior to joining Fleet, he was managing director and head of US equity for J.P. Morgan Investment Management from 1996 to 2000. He began his investment career in 1981 as an equity analyst for Home Insurance. A chartered financial analyst, Mr. Banks earned his BA from Rutgers University and his MBA from Columbia Business School.

      May Lose Value
Not FDIC
Insured
      No Bank Guarantee

Past performance cannot predict future investment results. Since economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue to come to pass.

        PORTFOLIO MANAGER'S REPORT


DISTRIBUTIONS DECLARED PER SHARE 7/1/01 - 12/31/01 ($)

Class A                                                                     .009
--------------------------------------------------------------------------------
Class B                                                                     .004
--------------------------------------------------------------------------------
Class C                                                                     .007
--------------------------------------------------------------------------------

7-DAY YIELDS ON 12/31/01(1) (%)

Class A                                                                     1.31
--------------------------------------------------------------------------------
Class B                                                                     0.31
--------------------------------------------------------------------------------
Class C                                                                     0.91
--------------------------------------------------------------------------------

7-DAY TAXABLE-EQUIVALENT YIELDS ON 12/31/01(2) (%)

Class A                                                                     2.13
--------------------------------------------------------------------------------
Class B                                                                     0.50
--------------------------------------------------------------------------------
Class C                                                                     1.48
--------------------------------------------------------------------------------

30-DAY YIELDS ON 12/31/01(1) (%)

Class A                                                                     1.10
--------------------------------------------------------------------------------
Class B                                                                     0.15
--------------------------------------------------------------------------------
Class C                                                                     0.70
--------------------------------------------------------------------------------

(1) If the Advisor or its affiliates had not waived certain fund expenses, the 7-day and 30-day yields would have been 0.31 and 0.10 for Class C shares.


(2) Taxable-equivalent yields are based on the 38.6% federal income tax rate.
1



YIELDS DECLINED RAPIDLY AS RATES FELL

In response to falling interest rates, Liberty Municipal Money Market Fund Class A shares (without sales charge) delivered a total return of 0.87% during the six-month period that ended December 31, 2001. The fund outperformed its peer group, the Lipper Tax-Exempt Money Market Funds Average, which returned 0.80% for the same period.(1) Federal Reserve rate cuts were the overriding factor behind declining yields.

VOLATILITY RULED THE PERIOD

The Fed lowered interest rates five times totaling 2% during the six-month period. Until early November, the fund benefited from declining rates as we had increased average maturity to 53 days at the end of September, considerably above our peer group's average of 44 days. By extending maturity, we provided some protection against declining yields on new issues. During the summer, we invested in one-year notes such as the City of Philadelphia and the Michigan Municipal Bond Authority and Texas Trans (0.8%, 0.8% and 2.5% of net assets, respectively). We also added a couple odd-lot tax-exempt bonds in Edmond, Oklahoma Public Works sales tax and College Station, Texas school district obligations (0.2% and 0.1% of net assets, respectively) at favorable yields.

During the last quarter, however, we emphasized six-month issues and shorter, as we chose to keep the portfolio as liquid as possible in the event of large redemptions. Approximately 81% of the fund's net assets at year-end were invested in Variable Demand Notes, which offer daily and weekly liquidity and are always priced at par. High demand and the lower interest rate environment caused daily and weekly demand note yields to drop slightly more than 1%, while the fund's average maturity leveled off at 40 days by year-end. As sharply as these yields fell in the short-term municipal market, they remained attractive compared to short-term taxable yields, which fell more quickly than tax-exempt yields.

INTEREST RATES EXPECTED TO STABILIZE

We expect interest rates to stabilize during the first half of 2002 as the economy shows signs of strength. However, any further rate reductions would cause short-term municipal yields to fall again. We expect the fund's average maturity to drop naturally during this time, while we look at issues that mature in approximately six months, rather than a year.

(1) Lipper Inc. a widely respected provider in the industry, calculates total returns for mutual funds with investment objectives similar to those of the fund.

          PORTFOLIO MANAGER'S REPORT


Our immediate concern is the so-called January effect in the municipal money market, a period when coupon payments generally create a tremendous demand for short-term paper. Increased demand and short supply usually translates into lower yields. We expect daily variable rates to drop to 1% or lower during this time and weekly variable rates to approach 1%. Toward the end of the month, we believe yields will rise slightly, then increase again in April as demand for variable rate demand notes decreases.

PORTFOLIO BREAKDOWN(2) AS OF 12/31/01
(%)
 .....................................
Variable rate notes.............  80.7
Tax-exempt bonds................   6.5
Other tax-exempt bonds..........   3.5
Put bonds.......................   4.4
Tax & revenue anticipation         3.3
  notes.........................
Tax anticipation notes..........   0.8
Commercial paper................   0.8

PORTFOLIO MATURITY(2) AS OF 12/31/01
(%)
 .....................................
0-29 days.......................  82.1
30-89 days......................   1.8
90-179 days.....................   7.1
180-299 days....................   6.9
Greater than 299 days...........   2.1

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance cannot predict future results. Performance for different share classes will vary with fees associated with each class.

(2) Portfolio breakdown and maturity weightings are calculated as a percentage of total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the portfolio will continue to hold or invest in these securities in the future.

    An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    The fund pursues its objective by investing all of its assets in SR&F Municipal Money Market Portfolio, a municipal money market fund with the same investment objective as the fund.

    A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

INVESTMENT PORTFOLIO--SR&F MUNICIPAL MONEY MARKET PORTFOLIO
December 31, 2001 (Unaudited)

MUNICIPAL SECURITIES - 100.3%            PAR          VALUE
---------------------------------------------------------------
ALABAMA - 0.8%
Attalla Waterworks Board, Series
  2001,
    2.800% 09/01/02                   $  165,000   $    165,809
Limestone County, Series A,
    2.000% 11/01/02                      230,000        230,000
Opelika Water Works Board, Series
  2001,
    4.000% 06/01/02                      570,000        572,535
                                                    -----------
                                                        968,344
                                                    -----------
ARIZONA - 1.5%
Phoenix Industrial Development
  Authority, Spring Air Mattress
  Co., VRDB, (LOC: BancOne AZ)
  Series 1999,
    2.000% 04/01/19 (a)                1,775,000      1,775,000
                                                    -----------
CALIFORNIA - 0.8%
State Higher Education Loan
  Authority, Series 1994 A, Put
  Bond, 06/03/02,
    2.870% 07/01/05 (a)                1,000,000      1,000,000
                                                    -----------
COLORADO - 7.8%
Boulder County, Boulder Medical
  Center Project, Series 1998, VRDB,
  (LOC: Wells Fargo)
    1.900% 01/01/17 (a)                3,190,000      3,190,000
Colorado Springs, Catalano Family
  L.L.P., Series 1998, VRDB, (LOC:
  BancOne CO)
    1.950% 07/01/18 (a)                1,025,000      1,025,000
Denver City & County, Worldport
  Project, Series 2000 A, VRDB,
  (LOC: Morgan Guaranty)
    2.000% 12/01/29                    1,200,000      1,200,000
Denver Health & Hospital Authority,
  VRDB, (LOC: BancOne CO)
    2.000% 12/01/31                    1,800,000      1,800,000
Jefferson County, Rocky Mountain
  Butterfly, Series 1998, VRDB,
  (LOC: Wells Fargo)
    1.750% 06/01/10                    1,290,000      1,290,000
SBC Metropolitan District, Series
  1998, Put Bond, 12/01/02, (LOC: US
  Bank)
    2.000% 12/01/17                    1,000,000      1,000,000
                                                    -----------
                                                      9,505,000
                                                    -----------
FLORIDA - 0.2%
Palm Beach County School District,
    5.700% 08/01/02                      250,000        255,532
                                                    -----------

                                         PAR          VALUE
---------------------------------------------------------------
GEORGIA - 0.8%
Conyers, Series 1993,
    4.375% 07/01/02                   $  150,000   $    150,852
Morgan County Development Authority,
  Ivex Corp., Series 1998, VRDB,
  (LOC: Societe Generale)
    2.000% 06/01/08                      800,000        800,000
                                                    -----------
                                                        950,852
                                                    -----------
IDAHO - 0.8%
Idaho TAN,
    3.750% 06/28/02                    1,000,000      1,005,463
                                                    -----------
ILLINOIS - 23.2%
ABN AMRO Munitops Certificates,
  Series 1998-14, VRDB, (LOC: ABN
  AMRO)
    1.700% 10/04/06 (b)                1,000,000      1,000,000
Chicago, Series 2001, Put Bond,
    1.900% 10/31/02                    1,000,000      1,000,000
Chicago, Archer Court Apartments,
  Series 1999 B, VRDB, (LOC: LaSalle
  Bank)
    1.700% 06/01/19 (a)                1,010,000      1,010,000
Chicago, De LaSalle Institute
  Project, Series 1997, VRDB, (LOC:
  Northern Trust)
    1.700% 04/01/27                      900,000        900,000
Chicago, PS Greetings, Inc., Series
  1999, VRDB, (LOC: LaSalle Bank)
    1.850% 05/01/24 (a)                1,420,000      1,420,000
Chicago, Stockyards Redevelopment
  Project, Series 1999 A, VRDB,
  (LOC: Northern Trust)
    1.750% 12/01/11                    1,320,000      1,320,000
East Dundee, Otto Engineering, VRDB,
  (LOC: LaSalle Bank)
    1.700% 03/01/26 (a)                  850,000        850,000
Glendale Heights, Judy L.L.C./York
  Corrugated, C160, Series 1998,
  VRDB, (LOC: Harris Bank)
    1.900% 08/01/28 (a)                1,420,000      1,420,000
Melrose Park, Ninos Enterprises,
  Inc., Series 1999, VRDB, (LOC:
  American National Bank)
    1.900% 12/01/24                    3,000,000      3,000,000
Morton, Morton Welding Co., Inc.,
  Series 1996 A, VRDB, (LOC: BancOne
  IL)
    2.050% 04/01/16 (a)(b)               835,000        835,000

See notes to investment portfolio.

INVESTMENT PORTFOLIO--SR&F MUNICIPAL MONEY MARKET PORTFOLIO


MUNICIPAL SECURITIES (CONTINUED)         PAR          VALUE
---------------------------------------------------------------
ILLINOIS (CONTINUED)
Orlando Hills, 88th Avenue Project,
  VRDB, (LOC: LaSalle Bank) Series
  1985 A,
    1.750% 12/01/04                   $1,000,000   $  1,000,000
Palatine, Little City Community
  Development Project, Series 1998,
  VRDB, (LOC: FHLB)
    1.750% 12/01/28                    1,000,000      1,000,000
Sauget, Monsanto Co.: Series 1993,
  VRDB,
    1.700% 05/01/28                      800,000        800,000
  Series 1996, VRDB,
    1.700% 09/01/14                      800,000        800,000
Springfield, Oak Terrace Joint
  Venture L.P., Series 1999, VRDB,
  (LOC: Credit Suisse)
    1.750% 12/01/25                    1,000,000      1,000,000
Springfield, Phillips Brothers,
  Inc., Series 1998, VRDB, (LOC:
  BancOne IL)
    1.950% 06/01/18 (a)(b)             1,350,000      1,350,000
State Development Finance Authority:
  Ivex Corp. Project, VRDB, (LOC:
    Societe Generale)
    2.000% 04/01/08 (a)                1,500,000      1,500,000
  McCormick Theological Seminary,
    Series 1999 A, VRDB, (LOC:
    Northern Trust)
    1.750% 06/01/19                    1,000,000      1,000,000
  Ulich Children's Home Project,
    VRDB, (LOC: American National
    Bank)
    1.650% 04/01/07                    1,250,000      1,250,000
  Wheaton Academy, Series 1998,
    VRDB, (LOC: Northern Trust)
    1.750% 10/01/28                    1,000,000      1,000,000
State Educational Facilities
  Authority, Aurora University,
  Series 1989, VRDB, (LOC: Harris
  Bank)
    1.750% 01/01/09                    1,400,000      1,400,000
State Housing Development Authority,
  Sterling Towers Project, Series
  2001, VRDB, (LOC: LaSalle Bank)
    1.950% 10/01/35 (a)                1,000,000      1,000,000
Will County, Amoco Corp., Series
  1998, VRDB,
    2.000% 03/01/28 (a)                2,300,000      2,300,000
                                                    -----------
                                                     28,155,000
                                                    -----------

                                         PAR          VALUE
---------------------------------------------------------------
INDIANA - 8.9%
Elkhart County, Adorn, Inc., Series
  1995, VRDB, (LOC: Harris Bank)
    2.000% 08/01/05 (a)               $  800,000   $    800,000
Crossroads Apartments Project,
  Series 1998 A, VRDB, (LOC: FHLB)
    1.950% 04/01/28 (a)                  925,000        925,000
Plymouth, Hillcrest Apartments,
  Series 1998 A, VRDB, (LOC: FHLB)
    1.950% 04/01/28 (a)                  925,000        925,000
Portage Economic Development
  Revision, Pedcor Investments,
  Series A, VRDB, (LOC: FHLB)
    1.800% 08/01/30 (a)                3,305,000      3,305,000
St. Joseph County, Pine Oaks
  Apartments, Series 1997 A, VRDB,
  (LOC: FHLB)
    1.850% 06/01/27 (a)                2,365,000      2,365,000
State Development Finance Authority,
  Carr Metal Products, Inc., Series
  1999, VRDB, (LOC: BancOne IN)
    2.150% 01/01/09 (a)                1,020,000      1,020,000
State Health Facilities Financing
  Authority, Series 1998, VRDB,
  (LOC: Comercia)
    4.150% 04/01/13                    1,500,000      1,500,000
                                                    -----------
                                                     10,840,000
                                                    -----------
IOWA - 10.7%
Clinton, Sethness Products Co.,
  Series 1996, VRDB, (LOC: Northern
  Trust)
    1.850% 09/01/11 (a)(b)             3,700,000      3,700,000
Muscatine County, Monsanto Co.,
  Series 1992, VRDB,
    1.700% 10/01/07                    2,600,000      2,600,000
State School Cash Antic:
  Series 2001,
    3.875% 01/30/02                    1,000,000      1,000,652
  Series 2001 A,
    3.750% 06/21/02                    1,000,000      1,005,018
State Finance Authority:
  Diocese of Sioux City, Series
    1999, VRDB, (LOC: Wells Fargo)
    1.750% 03/01/19                      210,000        210,000
  Morningside College, Series 2001,
    VRDB, (LOC: Firstar Bank)
    2.050% 07/01/26                      200,000        200,000
  Village Court Associates Project:
    Series 1985 A, VRDB,
    1.750% 11/01/15                    1,300,000      1,300,000

See notes to investment portfolio.

INVESTMENT PORTFOLIO--SR&F MUNICIPAL MONEY MARKET PORTFOLIO


MUNICIPAL SECURITIES (CONTINUED)         PAR          VALUE
---------------------------------------------------------------
IOWA (CONTINUED)
  Series 1985 B, VRDB,
    1.750% 11/01/15                   $  200,000   $    200,000
State Higher Education Loan
  Authority, American Institute of
  Business, Series 1998, VRDB, (LOC:
  Wells Fargo)
    1.850% 11/01/13                    2,000,000      2,000,000
St. Ambrose University Project,
  Series 1995, VRDB, (LOC: Wells
  Fargo)
    1.850% 02/01/05                      800,000        800,000
                                                    -----------
                                                     13,015,670
                                                    -----------
KANSAS - 0.7%
Kansas City Industrial Development
  Authority, Lanter Co., Series 1987
  A, VRDB, (LOC: Harris Bank)
    1.850% 02/01/03                      350,000        350,000
State Development Finance Authority,
  Series 2000, VRDB, (LOC: Firstar
  Bank)
    2.000% 05/15/26                      500,000        500,000
                                                    -----------
                                                        850,000
                                                    -----------
KENTUCKY - 1.1%
Shelby County, Roll Forming Corp.,
  Series 1996, VRDB, (LOC:
  BancOne KY)
    1.950% 04/01/16 (a)(b)             1,325,000      1,325,000
                                                    -----------
LOUISIANA - 0.8%
State Public Facilities Authority,
  Series 2001 A,
    3.250% 08/29/02                    1,000,000      1,002,872
                                                    -----------
MICHIGAN - 3.1%
Berrien County Education Material,
  VRDB, (LOC: American National
  Bank)
    1.900% 10/01/04 (a)                1,140,000      1,140,000
Eastchina School District,
    3.000% 05/01/02                      600,000        602,118
Lawton Community Schools,
    3.000% 05/01/02                      525,000        526,716
Rochester County School District,
    3.000% 05/01/02                      500,000        501,765
State Municipal Bond Authority,
  Series 2001 C-2,
    3.500% 08/22/02                    1,000,000      1,005,723
                                                    -----------
                                                      3,776,322
                                                    -----------

MUNICIPAL SECURITIES (CONTINUED)         PAR          VALUE
---------------------------------------------------------------
MINNESOTA - 4.6%
Bloomington IDR, VRDB, (LOC: US
  Bank)
    2.000% 07/01/21 (a)               $1,900,000   $  1,900,000
Brooklyn Center, Brookdale Corp III
  Project, VRDB, (LOC: Firstar Bank)
    2.050% 12/01/07                      600,000        600,000
Eden Prairie Industrial Development
  Revenues, VRDB,
  (LOC: US Bank)
    2.000% 11/01/20 (a)                2,035,000      2,035,000
Minneapolis, VRDB, (Liq: Bayerische
  Landesbank) Series 2000,
    1.600% 12/01/18                    1,000,000      1,000,000
                                                    -----------
                                                      5,535,000
                                                    -----------
MISSOURI - 0.2%
Springfield Public Utilities Board,
  Series 2001,
    3.750% 01/01/02                      250,000        250,000
                                                    -----------
MISSISSIPPI - 0.3%
Mississippi Home Corp., Farm
  Revenue,
    2.350% 12/01/02 (a)                  335,000        335,000
                                                    -----------
NEBRASKA - 2.5%
State Educational Finance Authority,
  Creighton University, VRDB, (LOC:
  Allied Irish Bank) Series 2001,
    1.950% 08/01/31                    3,000,000      3,000,000
                                                    -----------
NEW MEXICO - 2.5%
Albuquerque, Menaul School, VRDB,
  (LOC: Wells Fargo) Series 1998,
    1.850% 06/01/18                    1,600,000      1,600,000
Canby IDR Keystone, VRDB, (LOC: US
  Bank)
    2.150% 12/01/20 (a)                1,455,000      1,455,000
                                                    -----------
                                                      3,055,000
                                                    -----------
NEVADA - 1.6%
Washoe County, Sierra Nevada College
  Project, Series 2000, VRDB, (LOC:
  Wells Fargo)
    1.850% 07/01/25                    1,906,750      1,906,750
                                                    -----------
OHIO - 0.6%
Hancock County, Crystal Glen
  Apartments Project, Series 1998 B,
  VRDB, (LOC: FHLB)
    1.800% 01/01/31 (a)                  750,000        750,000
                                                    -----------

See notes to investment portfolio.

INVESTMENT PORTFOLIO--SR&F MUNICIPAL MONEY MARKET PORTFOLIO


                                         PAR          VALUE
---------------------------------------------------------------
OKLAHOMA - 0.2%
Edmond Public Works Authority Sales
  Tax and Utilities Systems Revenue,
    5.000% 07/01/02                   $  250,000   $    253,142
                                                    -----------
PENNSYLVANIA - 2.8%
Chester County Health & Education,
  Put Bond, 08/01/02, (LOC: First
  Union)
    4.600% 08/01/25                    2,350,000      2,392,125
Philadelphia, Series 2001,
    4.000% 06/28/02                    1,000,000      1,006,415
                                                    -----------
                                                      3,398,540
                                                    -----------
SOUTH CAROLINA - 1.8%
Jobs Economic Development Authority,
  Persona, Inc., Project, Series
  1998, VRDB, (LOC: LaSalle Bank)
    1.700% 04/01/18 (a)                2,150,000      2,150,000
                                                    -----------
TENNESSEE - 2.4%
Maryville, Series 2001,
    4.250% 04/01/02                      880,000        881,903
Memphis Commercial Paper,
    1.500% 01/09/02                    1,000,000      1,000,000
Oak Ridge, Series 2001,
    4.250% 04/01/02                    1,000,000      1,002,161
                                                    -----------
                                                      2,884,064
                                                    -----------
TEXAS - 9.2%
Brazos Harbor Industrial Development
  Corp., Monsanto Co., VRDB, Series
  1991,
    1.700% 03/01/21                    1,100,000      1,100,000
Brownsville Industrial Development
  Corp., Tella Tool & Manufacturing
  Co., Series 2000, VRDB, (LOC:
  American National Bank)
    1.900% 06/01/20                    1,200,000      1,200,000
College Station Independent School
  District,
    6.125% 08/15/02                      160,000        163,473
Fort Bend County Industrial
  Development Corp., W.W. Grainger,
  Inc., Series 1989, VRDB, (LOC:
  Northern Trust)
    1.850% 12/01/02                    1,110,000      1,110,000
Frenship Independent School
  District,
    3.000% 02/15/02                      920,000        921,249

                                         PAR          VALUE
---------------------------------------------------------------
Grand Prairie Industrial Development
  Authority, W.W. Grainger, Inc.,
  Series 1986, VRDB,
    2.200% 12/01/11                   $  900,000   $    900,000
Harris County Industrial Development
  Authority, Precision General,
  Inc., Series 1991, VRDB, (LOC:
  Morgan Gty)
    1.800% 10/01/16 (a)(b)             2,060,000      2,060,000
Robertson County Industrial
  Develpment Corp., Sanderson Farms,
  Inc., Series 1995, VRDB, (LOC:
  Harris Bank)
    1.800% 11/01/05 (a)                  300,000        300,000
Texas TRAN,
    3.750% 08/29/02                    3,000,000      3,024,896
Trinity River Authority, Community
  Waste Disposal Project, Series
  2001, VRDB, (LOC: Wells Fargo)
    1.900% 05/01/21 (a)                  400,000        400,000
                                                    -----------
                                                     11,179,618
                                                    -----------
UTAH - 1.0%
Eagle Mountain, Series 2001, VRDB,
  (LOC: BNP Paribas)
    1.550% 12/15/25                      900,000        900,000
Murray City, Series 2001,
    4.000% 06/01/02 (a)                  370,000        371,192
                                                    -----------
                                                      1,271,192
                                                    -----------
WASHINGTON - 1.8%
HFC Evergreen Ridge, VRDB, (LOC: US
  Bank)
    1.900% 12/01/24 (a)                1,115,000      1,115,000
State Housing Finance Commission,
  Hamilton Place Senior Living,
  Series 1996 A, VRDB, (LOC: US
  Bank)
    1.750% 07/01/28 (a)                1,090,000      1,090,000
                                                    -----------
                                                      2,205,000
                                                    -----------
WISCONSIN - 7.6%
Carlton, Wisconsin Power & Light
  Co., Series 1988, VRDB,
    1.850% 08/01/15 (a)                  800,000        800,000
Cedarburg School District, Series
  2001 B,
    5.750% 03/01/02                      260,000        260,879
Chase, Belgiosio Cheese, Inc.,
  Series 1998, VRDB, (LOC:
  BancOne WI)
    1.950% 04/01/11 (a)(b)               900,000        900,000

See notes to investment portfolio.

INVESTMENT PORTFOLIO--SR&F MUNICIPAL MONEY MARKET PORTFOLIO


MUNICIPAL SECURITIES (CONTINUED)         PAR          VALUE
---------------------------------------------------------------
WISCONSIN (CONTINUED)
Fond du Lac, Brenner Tank, Inc.,
  Series 1994, VRDB, (LOC:
  BancOne WI)
    1.950% 11/01/04 (a)               $1,690,000   $  1,690,000
Holland, White Clover Dairy, Inc.,
  Series 1994, VRDB, (LOC:
  BancOne WI)
    1.950% 05/01/05 (a)(b)             2,015,000      2,015,000
Kenosha, Monarch Plastics, Inc.,
  Series 1994, VRDB, (LOC:
  BancOne WI)
    1.950% 12/01/09 (a)(b)             1,400,000      1,400,000
Monroe, Wisconsin Cheese Group,
  Series 2001, VRDB, (LOC: LaSalle
  Bank)
    1.900% 08/01/21                    1,900,000      1,900,000
Whitnall School District, Series
  2001,
    3.550% 04/01/02                      250,000        249,870
                                                    -----------
                                                      9,215,749
                                                    -----------
TOTAL MUNICIPAL SECURITIES - 100.3% (cost of
$121,814,110) (c)                                   121,814,110
                                                    ===========
OTHER ASSETS & LIABILITIES,
  NET - (0.3%)                                         (343,518)
                                                    -----------
NET ASSETS - 100.0%                                $121,470,592
                                                    ===========

NOTES TO INVESTMENT PORTFOLIO:

(a) Security is subject to federal alternative minimum tax. At December 31, 2001, the aggregated amortized cost of these securities represented 45.2% of total net assets.

(b) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the value of these securities amounted to $14,585,000, which represents 12.0% of net assets.

(c) Cost for federal income tax purposes is the same.

    Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit with a major bank. The rates listed are as of December 31, 2001.

ACRONYM                           NAME
-------                --------------------------
FHLB                   Federal Home Loan Bank
IDR                    Industrial Development
                       Revenue
LIQ                    Liquidity Agreement
LOC                    Letter of Credit
TAN                    Tax Anticipation Notes
TRAN                   Tax and Revenue
                       Anticipation Notes
VRDB                   Variable Rate Demand Bonds

See notes to financial statements.

SR&F MUNICIPAL MONEY MARKET PORTFOLIO--STATEMENT OF ASSETS AND LIABILITIES December 31, 2001 (Unaudited)

ASSETS:
Investments, at cost                            $121,814,110
                                                 -----------
Investments, at value                            121,814,110
Receivable for:
  Investments sold                                   742,875
  Interest                                           486,101
Deferred Trustees' compensation
  plan                                                   324
Other assets                                          15,719
                                                 -----------
  Total Assets                                   123,059,129
                                                 -----------
LIABILITIES:
Payable due to custodian                               1,295
Payable for:
  Investments purchased                            1,505,020
  Distributions                                       38,484
  Management fee                                      26,104
  Transfer agent fee                                     560
  Bookkeeping fee                                      2,304
  Trustees' fee                                          472
Deferred Trustees' fee                                   324
Other liabilities                                     13,974
                                                 -----------
  Total Liabilities                                1,588,537
                                                 -----------
    Net Assets Applicable to
      Investors' Beneficial
      Interest                                  $121,470,592
                                                 ===========

                                                                              --
SR&F MUNICIPAL MONEY MARKET PORTFOLIO--STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2001 (Unaudited)

INVESTMENT INCOME:
Interest                                         $1,495,970
                                                  ---------
EXPENSES:
Management fee                                      150,827
Bookkeeping fee                                       5,000
Transfer agent fee                                    3,025
Trustees' fee                                         2,830
Custody Fee                                           3,227
Other expenses                                       22,772
                                                  ---------
  Total Expenses                                    187,681
  Custody earnings credit                            (1,314)
                                                  ---------
  Net Expenses                                      186,367
                                                  ---------
  Net Investment Income                           1,309,603
                                                  ---------
NET REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss on investments                    (10,787)
                                                  ---------
INCREASE IN NET ASSETS FROM
  OPERATIONS                                     $1,298,816
                                                  =========

See notes to financial statements.

SR&F MUNICIPAL MONEY MARKET PORTFOLIO--STATEMENTS OF CHANGES IN NET ASSETS

                                   (UNAUDITED)
                                    SIX MONTHS        YEAR
                                      ENDED          ENDED
                                   DECEMBER 31,     JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:     2001           2001
--------------------------------------------------------------
OPERATIONS:
Net investment income              $  1,309,603   $  4,704,024
Net realized loss on investments        (10,787)       (30,258)
Net change in unrealized
  appreciation/depreciation on
  investments                                --          2,978
                                    -----------    -----------
  Net Increase from Operations        1,298,816      4,676,744
                                    -----------    -----------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTEREST:
Contributions                        31,284,408     88,227,756
Withdrawals                         (32,311,325)   (96,785,086)
                                    -----------    -----------
  Net Decrease from Transactions
    in Investors' Beneficial
    Interest                         (1,026,917)    (8,557,330)
                                    -----------    -----------
  Total Increase (Decrease) in Net
    Assets                              271,899     (3,880,586)
NET ASSETS:
Beginning of period                 121,198,693    125,079,279
                                    -----------    -----------
End of period                      $121,470,592   $121,198,693
                                    ===========    ===========

                                                                              --
SR&F MUNICIPAL MONEY MARKET PORTFOLIO--FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                              (UNAUDITED)
                                                               SIX MONTHS
                                                                 ENDED                   YEAR ENDED JUNE 30,
                                                              DECEMBER 31,    -----------------------------------------
                                                                  2001        2001     2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (a)                                                     0.31%(b)     0.32%    0.30%    0.30%    0.34%    0.32%
Net investment income (a)                                        2.17%(b)     3.66%    3.57%    3.07%    3.41%    3.36%

(a) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(b) Annualized.

See notes to financial statements.

SR&F MUNICIPAL MONEY MARKET PORTFOLIO--NOTES TO FINANCIAL STATEMENTS December 31, 2001 (Unaudited)

NOTE 1. ORGANIZATION

SR&F Municipal Money Market Portfolio (the "Portfolio") is a separate series of SR&F Base Trust (the "Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The investment objective of the Portfolio is to seek maximum current tax-free income consistent with capital preservation and maintenance of liquidity.

The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2001, Liberty Municipal Money Market Fund owned 10.5% of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

SECURITY VALUATIONS:

Short-term municipal securities are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

NOTE 3. PORTFOLIO COMPOSITION

The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. Government or agency obligations and set aside to pay off the original issue at the first call date or maturity). The Portfolio's investments include certain municipal securities that are insured by private insurers who guarantee the payment of principal and interest in the event of default.

The Portfolio's investments include certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default by the issuer. At December 31, 2001, 74.0% of the Portfolio's investments were backed by bank letters of credit. See the Portfolio's Investment Portfolio for additional information on the portfolio composition.

NOTE 4. TRUSTEES FEES AND TRANSACTIONS REGARDING AFFILIATES

MANAGEMENT AND ADMINISTRATIVE FEES:

The Portfolio pays monthly management fees to Stein Roe & Farnham Incorporated (the "Advisor") for its services as investment advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of average daily net assets.

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to Fleet National Bank ("Fleet"). This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio to Fleet. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and fund shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the SR&F Base Trust on behalf of the Portfolio, the Advisor receives from the Portfolio an annual flat fee of $10,000, paid monthly.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

OTHER:

Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No renumeration was paid to any other trustee or officer or the Trust who is affiliated with the Advisor.

LIBERTY MUNICIPAL MONEY MARKET FUND--STATEMENT OF ASSETS AND LIABILITIES December 31, 2001 (Unaudited)

ASSETS
Investments in Portfolio, at
  value                                          $12,775,922
Receivable for:
  Fund shares sold                                    18,325
Expense reimbursement due from Advisor                 7,998
Deferred Trustees' compensation
  plan                                                 2,409
Other assets                                           4,634
                                                  ----------
  Total Assets                                    12,809,288
                                                  ----------
LIABILITIES:
Payable for:
  Fund shares repurchased                                677
  Distributions                                          821
  Administration fee                                   2,496
  Transfer agent fee                                   2,738
  Bookkeeping fee                                      1,227
  Trustees' fee                                          153
Deferred Trustees' fee                                 2,409
Other liabilities                                      1,766
                                                  ----------
  Total Liabilities                                   12,287
                                                  ----------
NET ASSETS                                       $12,797,001
                                                  ==========
COMPOSITION OF NET ASSETS
Paid-in capital                                  $12,803,690
Undistributed net investment income                      828
Accumulated net realized loss                         (7,517)
                                                  ----------
NET ASSETS                                       $12,797,001
                                                  ==========
Class A:
  Net assets                                     $11,964,326
  Shares outstanding                              11,973,746
                                                  ==========
Net asset value, offering and redemption price
  per share                                      $      1.00(a)
                                                  ==========
Class B:
  Net assets                                     $   550,771
  Shares outstanding                                 550,878
                                                  ==========
Net asset value, offering and redemption price
  per share                                      $      1.00(a)
                                                  ==========
Class C:
  Net assets                                     $   281,904
  Shares outstanding                                 282,131
                                                  ==========
Net asset value, offering and redemption price
  per share                                      $      1.00(a)
                                                  ==========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

LIBERTY MUNICIPAL MONEY MARKET FUND--STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2001 (Unaudited)

INVESTMENT INCOME
Interest allocated from Portfolio                  $155,373
                                                    -------
EXPENSES
Expenses allocated from Portfolio                    19,211
Administration fee                                   15,526
Distribution fee:
  Class B                                             1,301
  Class C                                               990
Service fee:
  Class B                                               434
  Class C                                               329
Bookkeeping fee                                       2,500
Transfer agent fee                                   16,430
Trustees' fee                                         3,569
Registration fee                                     10,500
Reports to shareholders                               7,128
Other expenses                                        7,206
                                                    -------
  Total Expenses                                     85,124
  Fees and expenses waived or
    reimbursed by
    Advisor/Administrator                           (35,451)
  Fees waived by Distributor--Class
    C                                                  (793)
                                                    -------
  Net Expenses                                       48,880
                                                    -------
  Net Investment Income                             106,493
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ALLOCATED FROM PORTFOLIO
Net realized loss on investments
  allocated from Portfolio                           (1,631)
Net change in unrealized
  appreciation/depreciation on
  investments allocated from
  Portfolio                                             411
                                                    -------
  Net Loss                                           (1,220)
                                                    -------
Increase in Net Assets from Operations             $105,273
                                                    =======

See notes to financial statements.

LIBERTY MUNICIPAL MONEY MARKET FUND--STATEMENTS OF CHANGES IN NET ASSETS

                                     (UNAUDITED)
                                      SIX MONTHS
                                        ENDED          YEAR ENDED
                                     DECEMBER 31,       JUNE 30,
INCREASE (DECREASE) IN NET ASSETS        2001             2001
-------------------------------------------------------------------
Operations:
Net investment income               $      106,493   $      415,088
Net realized loss on investments
  allocated from Portfolio                  (1,631)          (4,013)
Net change in unrealized
  appreciation/depreciation on
  investments allocated from
  Portfolio                                    411              354
                                       -----------      -----------
  Net Increase from Operations             105,273          411,429
                                       -----------      -----------
Distributions Declared to
  Shareholders:
From net investment income:
  Class A                                 (104,457)        (395,786)
  Class B                                   (1,086)         (11,764)
  Class C                                   (1,771)          (6,997)
                                       -----------      -----------
  Total Distributions Declared to
    Shareholders                          (107,314)        (414,547)
                                       -----------      -----------
Share Transactions:
Class A:
  Subscriptions                          7,611,022        9,712,984
  Distributions reinvested                  82,434          323,170
  Redemptions                           (8,113,903)     (11,007,936)
                                       -----------      -----------
    Net Decrease                          (420,447)        (971,782)
                                       -----------      -----------
Class B:
  Subscriptions                            520,776          668,745
  Distributions reinvested                   1,020            9,021
  Redemptions                             (194,208)      (1,131,825)
                                       -----------      -----------
    Net Increase (Decrease)                327,588         (454,059)
                                       -----------      -----------
Class C:
  Subscriptions                            678,559          351,512
  Distributions reinvested                   1,563            6,745
  Redemptions                             (787,276)        (190,421)
                                       -----------      -----------
    Net Increase (Decrease)               (107,154)         167,836
                                       -----------      -----------
Net Decrease from Share
  Transactions                            (200,013)      (1,258,005)
                                       -----------      -----------
  Total Decrease in Net Assets            (202,054)      (1,261,123)
NET ASSETS
Beginning of period                     12,999,055       14,260,178
                                       -----------      -----------
End of period (including
  undistributed net investment
  income of $828 and $1,649,
  respectively)                     $   12,797,001   $   12,999,055
                                       -----------      -----------
                                       -----------      -----------

                                     (UNAUDITED)
                                      SIX MONTHS
                                        ENDED          YEAR ENDED
                                     DECEMBER 31,       JUNE 30,
                                         2001             2001
-------------------------------------------------------------------
CHANGES IN SHARES
Class A:
  Subscriptions                          7,611,022        9,717,048
  Issued for distributions
    reinvested                              82,435          323,170
  Redemptions                           (8,113,903)     (11,007,936)
                                       -----------      -----------
  Net Decrease                            (420,446)        (967,718)
                                       -----------      -----------
Class B:
  Subscriptions                            520,776          668,818
  Issued for distributions
    reinvested                               1,020            9,021
  Redemptions                             (194,208)      (1,131,825)
                                       -----------      -----------
  Net Increase (Decrease)                  327,588         (453,986)
                                       -----------      -----------
Class C:
  Subscriptions                            678,559          351,638
  Issued for distributions
    reinvested                               1,563            6,745
  Redemptions                             (787,275)        (190,421)
                                       -----------      -----------
  Net Increase (Decrease)                 (107,153)         167,962
                                       -----------      -----------

See notes to financial statements.

LIBERTY MUNICIPAL MONEY MARKET FUND--NOTES TO FINANCIAL STATEMENTS December 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Municipal Money Market Fund (the "Fund"), a series of Liberty Funds Trust IV (the "Trust"), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Municipal Money Market Portfolio (the "Portfolio"), a Massachusetts common law trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (10.5% at December 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C shares. Class A shares are sold at net asset value (NAV). A contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares as follows:

ORIGINAL PURCHASE                      CONVERTS TO CLASS A SHARES
-----------------------------------------------------------------
Less than $250,000                              8 years
$250,000 to less than $500,000                  4 years
$500,000 to less than $1,000,000                3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At June 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

YEAR OF EXPIRATION                      CAPITAL LOSS CARRYFORWARD
-----------------------------------------------------------------
2004-2009                                        $4,358

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

Additionally, $1,528 of net capital losses attributable to security transactions incurred after October 31, 2000, are treated as arising on July 1, 2001, the first day of the Fund's next taxable year.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income are declared daily and paid monthly. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid in capital.
NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
ADMINISTRATOR:
Colonial Management Associates, Inc. (the "Administrator") provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Administrator, completed the sale of its asset management business, including the Administrator, to Fleet National Bank ("Fleet"). This transaction resulted in a change of control of the Administrator and, therefore, an assignment of the

Administrator's contract with the Portfolio to Fleet. The Fund had obtained approval of a new contract by the Portfolio's Board of Trustees and fund shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE:

The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Administrator has delegated those functions to State Street Bank and Trust Company ("State Street"). The Administrator pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund an annual flat fee of $5,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Distributor, Inc. (the "Distributor"), a subsidiary of the Administrator, is the Fund's principal underwriter. For the six months ended December 31, 2001, the Fund has been advised that the Distributor received contingent deferred sales charges ("CDSC") of $1 and $75 on Class A and Class B share redemptions, respectively. The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The Plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor and Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, commissions, taxes and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Administrator. The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

LIBERTY MUNICIPAL MONEY MARKET FUND--FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                            (UNAUDITED)
                                             SIX MONTHS
                                               ENDED                           YEAR ENDED JUNE 30,
                                            DECEMBER 31,     -------------------------------------------------------
CLASS A SHARES                                  2001          2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.000        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                            ----------       -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                       0.009(b)       0.033(b)    0.032(c)    0.026(c)    0.030(c)    0.029(c)
                                            ----------       -------     -------     -------     -------     -------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income                     (0.009)        (0.033)     (0.032)     (0.026)     (0.030)     (0.029)
                                            ----------       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                $ 1.000        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                            ==========       =======     =======     =======     =======     =======
Total return (d)(e)                             0.87%(f)       3.31%       3.20%       2.68%       3.03%       2.98%
                                            ==========       =======     =======     =======     =======     =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (a)                                    0.75%(g)       0.75%       0.75%       0.75%       0.75%       0.75%
Net Investment Income (a)                       1.74%(g)       3.27%       3.15%       2.66%       3.02%       2.94%
Waiver/Reimbursement (a)                        0.57%(g)       0.80%       0.69%       0.75%       0.70%       0.46%
Net assets, end of period (000's)             $11,964        $12,386     $13,362     $12,604     $16,389     $18,450

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000, 1999 and 1998 and $0.005 for the period ended June 30, 1997.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Administrator not waived a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                            (UNAUDITED)
                                             SIX MONTHS
                                               ENDED                           YEAR ENDED JUNE 30,
                                            DECEMBER 31,     -------------------------------------------------------
CLASS B SHARES                                  2001          2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.000        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                            ----------       -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                       0.004(b)       0.023(b)    0.022(c)    0.016(c)    0.023(c)    0.021(c)
                                            ----------       -------     -------     -------     -------     -------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income                     (0.004)        (0.023)     (0.022)     (0.016)     (0.023)     (0.021)
                                            ----------       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                $ 1.000        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                            ==========       =======     =======     =======     =======     =======
Total return (d)(e)                             0.37%(f)       2.37%       2.17%       1.65%       2.31%       2.12%
                                            ==========       =======     =======     =======     =======     =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (a)                                    1.75%(g)       1.75%       1.75%       1.75%       1.48%       1.66%
Net investment income (a)                       0.76%(g)       2.27%       2.15%       1.66%       2.29%       2.03%
Waiver/Reimbursement (a)                        0.57%(g)       0.80%       0.69%       0.75%       0.70%       0.46%
Net assets, end of period (000's)             $   551        $   223     $   677     $ 1,099     $ 1,270     $ 1,203

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000, 1999 and 1998 and $0.005 for the period ended June 30, 1997.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Administrator and/or the Distributor not waived a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                           (UNAUDITED)
                                            SIX MONTHS
                                              ENDED                          YEAR ENDED JUNE 30,
                                           DECEMBER 31,     ------------------------------------------------------
CLASS C SHARES                                 2001          2001          2000            1999           1998 (A)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.000        $ 1.000       $ 1.000         $ 1.000         $ 1.000
                                           ----------       -------       -------         -------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                      0.007(c)       0.029(c)      0.028(d)(e)     0.022(d)(e)     0.024(d)(e)
                                           ----------       -------       -------         -------         --------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income                    (0.007)        (0.029)       (0.028)         (0.022)         (0.024)
                                           ----------       -------       -------         -------         --------
NET ASSET VALUE, END OF PERIOD               $ 1.000        $ 1.000       $ 1.000         $ 1.000         $ 1.000
                                           ==========       =======       =======         =======         ========
Total return (f)(g)                            0.67%(h)       2.89%         2.78%           2.27%           2.40%(h)
                                           ==========       =======       =======         =======         ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (b)                                   1.15%(i)       1.15%         1.15%(e)        1.15%(e)        1.15%(e)(i)
Net investment income (b)                      1.34%(i)       2.87%         2.75%(e)        2.26%(e)        2.62%(e)(i)
Waiver/Reimbursement (b)                       1.17%(i)       1.40%         0.69%           0.75%           0.70%(i)
Net assets, end of period (000's)            $   282        $   390       $   221         $   178         $   176

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000, 1999 and 1998.
(e) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60% for the periods ended June 30, 2000 and 1999 and $0.005 per share and 0.60% (annualized) for the period ended June 30, 1998.
(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(g) Had the Administrator and/or the Distributor not waived a portion of expenses, total return would have been reduced.
(h) Not annualized.
(i) Annualized

SHAREHOLDER MEETING RESULTS

On September 25, 2001, a Special Meeting of Shareholders of the fund was held to conduct a vote for or against the approval of the Items listed on the Trust's Proxy Statement for said meeting. On July 16, 2001, the record date for the Meeting, the Fund had shares outstanding 13,689,330.336. The votes were as follows:

                                        % OF SHARES
                                         TO TOTAL     % OF SHARES
PROPOSAL OF                             OUTSTANDING     TO TOTAL
NEW INVESTMENT             SHARES         SHARES      SHARES VOTED
ADVISORY AGREEMENT:        ------       -----------   ------------
  For                    6,899,254.492     50.40%        95.39%
  Against                   15,037.020      0.11%         0.21%
  Abstain                  318,223.720      2.32%         4.40%

TRANSFER AGENT
--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Municipal Money Market Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Municipal Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.


SEMIANNUAL REPORT:
LIBERTY MUNICIPAL MONEY MARKET FUND

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals. Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

LIBERTY MUNICIPAL MONEY MARKET FUND                            Semiannual Report

[LIBERTY FUNDS LOGO]                                           ________________
                                                              |   PRSRT STD   |
ALL-STAR - COLONIAL - CRABBE HUSON -                          | U.S. POSTAGE  |
NEWPORT - STEIN ROE ADVISOR                                   |     PAID      |
                                                              | HOLLISTON, MA |
                                                              | PERMIT NO. 20 |
                                                              |_______________|

     LIBERTY FUNDS DISTRIBUTOR, INC. (c) 2001
     ONE FINANCIAL CENTER, BOSTON, MA 02111-2621, 800-426-3750 www.libertyfunds.com




                                                  776-03/473I-0102 (0/02) 01/193